Financial instruments classification - Summary of financial instruments of the consolidated statements of financial position (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	S/ 2,448,793	S/ 3,499,632
Financial assets, debt instruments measured at fair value through other comprehensive income	17,038,942	17,921,275
Financial assets, equity instruments measured at fair value through other comprehensive income	512,884	623,718
Financial assets at amortized cost	63,295,479	64,217,975
Total	83,296,098	86,262,600
Financial liabilities at fair value through profit or loss	297,038	413,797
Financial liabilities at amortized cost	76,758,910	79,786,026
Total	77,055,948	80,199,823
Deposits And Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	48,530,708	48,897,944
Total	48,530,708	48,897,944
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	30,012	0
Total	30,012
Due To Banks And Correspondents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	7,100,646	8,522,849
Total	7,100,646	8,522,849
Bonds Notes And Other Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	7,906,303	8,389,672
Total	7,906,303	8,389,672
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	45,809	152,423
Total	45,809	152,423
Insurance contract liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	10,602,372	11,958,058
Total	10,602,372	11,958,058
Other accounts payable and other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	297,038	413,797
Financial liabilities at amortized cost	2,543,060	1,865,080
Total	2,840,098	2,278,877
Cash and due from banks [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	13,193,411	17,104,465
Total	13,193,411	17,104,465
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	296,119	30,002
Total	296,119	30,002
Financial Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	1,932,993	2,706,271
Financial assets, debt instruments measured at fair value through other comprehensive income	17,038,942	17,921,275
Financial assets, equity instruments measured at fair value through other comprehensive income	512,884	623,718
Financial assets at amortized cost	3,302,779	3,296,030
Total	22,787,598	24,547,294
Loans Net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	45,502,998	43,005,583
Total	45,502,998	43,005,583
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	45,809	152,423
Total	45,809	152,423
Other accounts receivable and other assets, net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	515,800	793,361
Financial assets at amortized cost	954,363	629,472
Total	S/ 1,470,163	S/ 1,422,833